STOCKHOLDERS' EQUITY (Details) - $ / shares		1 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 27, 2019	Jun. 30, 2021	Oct. 05, 2020	Sep. 27, 2020	Aug. 31, 2010
Stockholders Equity Note [Line Items]
Dividends Payable, Amount Per Share		$ 0.21		$ 0.20
Dividends Payable, Date Declared		Sep. 27, 2019
Dividends Payable, Date of Record		Oct. 22, 2019
Dividends Payable, Date to be Paid		Nov. 12, 2019
Preferred Class A [Member] | Investments in Equity Investees and Equity Securities [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Share Price (in dollars per share)	$ 160					$ 160
2010 Rights Plan [Member]
Stockholders Equity Note [Line Items]
Percentage Of Tender Offer For Ordinary Shares			20.00%
Percentage Of Ordinary Shares Acquiring Discount			50.00%
2010 Rights Plan [Member] | Investments in Equity Investees and Equity Securities [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			20.00%		0.00%
2020 Rights Plan [Member]
Stockholders Equity Note [Line Items]
Percentage Of Tender Offer For Ordinary Shares	15.00%
Rights issue redemption price per right	$ 0.001
2020 Rights Plan [Member] | Investments in Equity Investees and Equity Securities [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	15.00%